Document and Entity Information	Feb. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2021
Entity Registrant Name	TechnipFMC plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Entity Tax Identification Number	98-1283037
Entity Address, Address Line One	One St. Paul’s Churchyard
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4M 8AP
City Area Code	44 203
Local Phone Number	429-3950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001681459
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Trading Symbol	FTI
Security Exchange Name	NYSE